Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federated Hermes Short Duration Corporate ETF | Federated Hermes Short Duration Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	4.67%	5.62%	(5.93%)